Segment reporting	9 Months Ended
Sep. 30, 2023
Operating Segments [Abstract]
Segment reporting	Segment reporting
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended September 30,		For the nine months ended September 30,
		2023	2022	2023	2022
	Note	€m	€m	€m	€m
Profit for the period		77.6	82.1	168.0	212.7
Taxation		18.8	22.3	39.4	62.0
Net financing costs	7	2.0	4.4	66.3	35.1
Depreciation & amortization		23.2	22.6	68.8	65.8
Exceptional items	6	13.5	18.9	54.1	25.2
Other add-backs		4.6	2.9	21.8	10.6
Adjusted EBITDA		139.7	153.2	418.4	411.4

Other add-backs include the elimination of share-based payment expense and related employer payroll tax expense of €4.4 million for the three months ended September 30, 2023 (2022: €2.6 million) and €21.0 million for the nine months ended September 30, 2023 (2022: €7.4 million), as well as the elimination of non-operating M&A related costs, professional fees and transaction costs of €0.2 million for the three months ended September 30, 2023 (2022: €0.3 million) and €0.8 million for the nine months ended September 30, 2023 (2022: €3.2 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
	€m	€m	€m	€m
United Kingdom	214.6	195.5	639.5	578.7
Italy	83.3	108.5	266.2	311.0
Germany	78.6	91.3	293.5	277.7
France	49.3	43.9	154.8	134.6
Sweden	32.8	38.5	102.8	111.5
Norway	32.3	32.8	93.7	95.1
Croatia	55.1	47.4	117.6	105.3
Austria	25.4	24.9	91.5	87.9
Serbia	42.9	35.8	102.6	92.7
Switzerland	18.9	19.9	58.4	58.9
Spain	21.4	20.9	62.8	57.9
Rest of Europe	108.9	100.2	300.3	278.2
Total external revenue by geography	763.5	759.6	2,283.7	2,189.5